Document And Entity Information	12 Months Ended
Jan. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	DESCARTES SYSTEMS GROUP INC
Document Type	40-F
Current Fiscal Year End Date	--01-31
Entity Common Stock, Shares Outstanding	62,432,727
Amendment Flag	false
Entity Central Index Key	0001050140
Entity Current Reporting Status	Yes
Document Period End Date	Jan. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY